Employee Benefit Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Matching percentage of eligible employee pre tax contributions	80.00%
Defined contribution plan, employer matching contribution, percent of match	7.50%	7.50%	7.50%
Defined contribution plan, employers matching contribution, vesting percentage after three years of service	100.00%
Defined contribution plan, employers matching contribution, service period	P3Y
Defined contribution plan employers matching contribution	$ 11,657	$ 11,827	$ 11,582
Severance expense	753	3,571	601
Other Liabilities, life insurance benefit	1,054	1,034
Assets held by trust	537	3,711
Restricted Stock And Stock Appreciation Rights
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Stock-based compensation	8,152	5,653	1,107
Other liabilities, deferred compensation	15,840	8,797
Employee Stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	482	426	379
Aggregate amount of ordinary shares reserved for plan	250,000
Qualified Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	14,160	9,959
Nonqualified Deferred Compensation Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	$ 19,822	$ 12,798